CONTRACTUAL COMMITMENTS - Obligations Under Finance and Operating Leases (Details) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Total finance lease obligations	$ 17
Total operating lease obligations	648
1 Year
Disclosure of finance lease and operating lease by lessee [line items]
Total finance lease obligations	11
Total operating lease obligations	107
2-5 Years
Disclosure of finance lease and operating lease by lessee [line items]
Total finance lease obligations	6
Total operating lease obligations	267
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Total operating lease obligations	$ 274